Borrowings	6 Months Ended
Jun. 30, 2018
Disclosure of borrowing costs [Abstract]
Borrowings
Borrowings

AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at	As at
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Reviewed

Change in liabilities arising from financing activities:

Reconciliation of total borrowings
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	2,268	2,178	2,178
Proceeds from borrowings	283	331	815
Repayment of borrowings	(500)	(167)	(767)
Finance cost paid on borrowings	(60)	(61)	(125)
Interest charged to the income statement	62	64	130
Deferred loan fees	3	—	—
Translation	(5)	21	37
Closing balance	2,051	2,366	2,268

Reconciliation of finance costs paid:
A reconciliation of the finance cost paid included in the statement of cash flows is set out in the following table:

Finance cost paid on borrowings	60	61	125
Commitment fees, environmental guarantees fees and other borrowing costs	6	6	13
Total finance cost paid	66	67	138